OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2015
OTHER LONG TERM LIABILITIES [Abstract]
Schedule of Other Long Term Liabilities

        Other long term liabilities are apportioned as follows:

	February 28, 2015	February 28, 2014
Warranty accrual	343	113
Deferred revenue	578	461
Termination fee	156	—
Capital lease obligation	62	—

Total Other Long Term Liabilities	1,139	574